Business acquisition	12 Months Ended
Dec. 31, 2012
Business acquisition [Abstract]
Business acquisition

Note 3 - Business acquisition

On February 12, 2010, the Company entered into a Share Exchange Agreement (the "Share Exchange Agreement") with Honesty Group and its shareholders to acquire all of the outstanding capital stock of the Honesty Group ("Acquisition"). On March 12, 2010, the Company completed the Acquisition and resulted in the shareholders of Honesty Group obtaining a majority of the voting interest in the Company. U.S. GAAP require that Honesty Group, whose shareholders retain the majority voting interest in the combined business, be treated as the acquirer for accounting purposes. After the Share Exchange, the Company had 16,094,756 ordinary shares issued and outstanding, and Honesty Group's shareholders owned approximately 88.9% of the issued and outstanding shares. Although Honesty Group was deemed to be the acquiring company for accounting and financial reporting purposes, the legal status of the Company as the surviving corporation did not change. Since the Company did not have any assets with operating substance except cash and short-term investments prior to the transaction, the Acquisition was accounted for as reorganization and recapitalization of Honesty Group. As a result, the consolidated financial statements of the Company (the legal acquirer) is, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction.

The Acquisition transaction utilized the capital structure of the Company. The assets and liabilities of Honesty Group were recorded at historical cost. The outstanding stock of the Company prior to the share-exchange transaction was accounted at its net book value with no goodwill or other intangible being recognized as a result of the acquisition. There was no gain or loss recognized on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Following the closing of the share-exchange transaction, the gross amount of $5.4 million in the trust fund, established by the Company in connection with its initial public offering, was distributed to Honesty Group. Acquisition-related costs incurred to affect the recapitalization were approximately $1.7 million, of which $1.0 million was accounted for as expense for the year ended December 31, 2010.

At the closing, the Company issued 14.3 million ordinary shares to Honesty Group's shareholders in exchange for 100% of the capital stock of Honesty Group. Of the 14.3 million ordinary shares, 5.8 million shares were placed in escrow subject to the Company's future performance and would be released as follows:

1.	5.0 million shares if Income from Existing Operations from the Company's existing operation for the fiscal year of 2010 exceeds $15 million excluding the cost incurred in connection with the Acquisition;

2.	0.8 million shares if Income from Existing Operations from the Company's existing operation for the fiscal year of 2011 exceeds $20 million excluding the cost incurred in connection with the Acquisition;

3.	5.8 million shares if the Company fails to meet the target for the fiscal year of 2010 but meets the target for the fiscal year of 2011; and

4.	If neither target is met, the 5.8 million shares will be delivered to the Company for cancellation and returned to the status of authorized but unissued shares.

Income from Existing Operations means the income from operations for Guanke derived from the financial information used to prepare the financial statements for the Company, provided, however, costs incurred by the Company connected with the Acquisition or the formation, capitalization or recapitalization of Hambrecht Asia Acquisition Corp. should not be treated an expense for any period in determining whether the target has been met.

Prior to the Share Exchange, the Sponsors (see Note 11) had 1,059,826 ordinary shares issued and outstanding, of which 124,738 shares were returned, 766,823 shares were placed in the escrow and will be released contingent on financial advisory and certain other services to be provided by the Sponsors, and 168,265 ordinary shares issued were outstanding.

Prior to the Share Exchange, public shareholders had 4,239,300 ordinary shares issued and outstanding, of which 2,147,493 shares were repurchased and retired for an aggregate price of $17,286 and 1,232,139 shares were redeemed for an aggregate price of $9,838. After the closing, public shareholders had 859,668 shares outstanding. Total shares outstanding were 1,027,933.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010. Specifically, 340,810 shares owned by the Sponsors were no longer subject to cancellation based on services rendered.

As of December 31, 2011, an additional 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on the satisfaction of the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011. Specifically, as of December 31, 2011, a further 20,517 shares owned by the Sponsors were no longer subject to cancellation based on services rendered.

There is no further change in the year ended December 31, 2012.

Real estate option agreement

As a condition to the Share Exchange Agreement, the Company entered into a real estate option agreement with the Company's CEO, Mr. Burnette Or, pursuant to which Mr. Or, or an entity led by him, has the option to purchase the land use rights and buildings at cost. After the Sale of Honesty Group in November 2011, the option was cancelled by Mr. Or.